COMMON SHARES AND TREASURY SHARES (Tables)	12 Months Ended
Dec. 31, 2025
COMMON SHARES AND TREASURY SHARES
Schedule of common shares

Common shares		2025	2024	2023
	Nominal value per share (USD)	Number of shares	Number of shares	Number of shares
A-shares	0.01	101,332,707	97,814,051	86,225,684
B-shares	0.01	1	1	1
C-shares	0.01	1	1	1
Total		101,332,709	97,814,053	86,225,686

Schedule of treasury share transactions

Treasury shares	2025	2024	2023
Number of shares '000
Balance as of January 01	493.4	493.4	493.4
Cancellations	-493.4	—	—
Balance as of December 31	0.0	493.4	493.4

	2025	2024	2023
Nominal value USD '000
Balance as of January 01	4.9	4.9	4.9
Cancellations	(4.9)	—	—
Balance as of December 31	—	4.9	4.9

Treasury shares - continued	2025	2024	2023
Percentage of share capital
Balance as of January 01	0.5%	0.6%	0.6%
Cancellations	(0.5)%	—%	—%
Dilution due to capital increases	—	(0.1)%	—%
Balance as of December 31	—%	0.5%	0.6%